Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net loss for the year	$ (61,310)	$ (125,826)
Statutory rate	27.00%	27.00%
Expected income tax recovery	$ (16,554)	$ (33,973)
Permanent differences	9,662	8,348
Impact of flow-through shares	30	1,080
Impact of (gain) loss recognized in other comprehensive income	(17)	79
Impact of loss on convertible debt	422	20,572
Change in unrecognized deductible temporary differences	5,412	5,064
Other	3	(48)
Deferred income tax expense (recovery)	$ (1,042)	$ 1,122